Segment Reporting, including Geographic Area Data and Major Customers	12 Months Ended
Dec. 31, 2014
Segment Reporting, including Geographic Area Data and Major Customers
Note 22	Segment Reporting, including Geographic Area Data and Major Customers

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. Corporate expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations are categorized as Corporate Administration.

In the first quarter of 2014, the Company’s Japan-based entities qualified for discontinued operations treatment.

In July 2013, TSYS completed its acquisition of all the outstanding stock of NetSpend, which previously operated as a publicly traded company. NetSpend’s financial results are included in the NetSpend segment.

In December 2012, TSYS completed its acquisition of all the outstanding stock of ProPay, a privately-held payment solutions company. ProPay’s financial results are included in the Merchant Services segment.

In August 2012, TSYS completed its acquisition of 60% of CPAY, a privately held direct merchant acquirer. CPAY’s financial results are included in the Merchant Services segment. In February, 2014, the Company purchased an additional 15% equity interest in CPAY.

Refer to Note 24 for more information on acquisitions.

North America Services includes electronic payment processing services and other services provided from within the North America region. International Services includes electronic payment processing and other services provided from outside the North America region. Merchant Services includes electronic processing and other services provided to merchants and merchant acquirers. The NetSpend segment provides GPR prepaid debit and payroll cards and alternative financial service solutions to the underbanked and other consumers in the United States.

At TSYS, the chief operating decision maker (CODM) is a group consisting of Senior Executive Management and above. In the first quarter of 2014, the CODM decided that all share-based compensation costs should be included in the category “Corporate Administration and Other” for purposes of segment disclosures. All prior periods were restated to reflect this change. This change is used to evaluate performance and assess resources starting in the first quarter of 2014. The information utilized by the CODM consists of the financial statements and the main metrics monitored are revenue growth and growth in profitability.

Upon completion of the NetSpend acquisition in 2013, the CODM implemented a new metric called adjusted segment operating income in order to analyze each segment’s results of operations. This new metric consists of operating income adjusted for amortization of acquisition related intangibles and corporate administrative and other costs. All periods presented have been adjusted to reflect this new measure. Depreciation and amortization for the segments changed as a result of this new metric removing amortization associated with intangible assets from the total for the segments.

In early 2013, TSYS embarked on two corporate-wide initiatives that impact more than one operating segment. One initiative is a multi-year, multi-phase initiative that consists of enhancing TSYS’ issuing processing platforms. The other is an innovation initiative focused on enhancing existing product and service offerings through several new product concepts and ideas on how to change existing processes. The costs associated with these two new initiatives are not allocated to the operating segments, but are combined, along with the existing corporate administration, in a grouping titled “Corporate Administration and Other.” This was a change the CODM requested and was used to evaluate performance and assess resources starting in the first quarter of 2013. The following operating results by segment comparison reflects the change in segment reporting from these initiatives, including the 2012 results.

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as information technology support, that TSYS allocates asymmetrically.

Years Ended December 31,
(in thousands)
Operating Segments	2014	2013	2012
Revenues before reimbursable items
North America Services	$954,082	860,645	826,750
International Services	341,785	321,484	318,730
Merchant Services	435,649	446,277	409,698
NetSpend	482,686	207,851	—
Intersegment revenues	(21,224)	(12,549)	(14,102)

Revenues before reimbursable items from external customers	$2,192,978	1,823,708	1,541,076

Total revenues
North America Services	$1,117,764	1,000,073	965,393
International Services	363,359	341,549	336,047
Merchant Services	510,120	533,050	512,580
NetSpend	482,686	207,851	—
Intersegment revenues	(27,052)	(18,218)	(20,463)

Revenues from external customers	$2,446,877	2,064,305	1,793,557

Depreciation and amortization
North America Services	$86,513	74,480	74,673
International Services	38,909	41,708	47,889
Merchant Services	14,571	12,034	12,083
NetSpend	7,509	3,121	—

Segment depreciation and amortization	147,502	131,343	134,645
Acquisition intangible amortization	96,971	65,893	26,264
Corporate Administration and Other	2,147	1,790	2,491

Total depreciation and amortization	$246,620	199,026	163,400

Adjusted segment operating income
North America Services	$351,512	321,619	295,171
International Services	55,123	42,068	27,211
Merchant Services	134,872	155,643	157,409
NetSpend	128,285	66,353	—

Total adjusted segment operating income	669,792	585,683	479,791
Acquisition intangible amortization	(96,971)	(65,893)	(26,264)
NetSpend merger and acquisition operating expenses	(3,217)	(14,220)	—
Corporate Administration and Other	(137,964)	(123,070)	(98,558)

Operating income	$431,640	382,500	354,969

As of December 31,	2014	2013
Total assets
North America Services	$3,327,160	3,215,333
International Services	356,590	417,379
Merchant Services	695,744	676,592
NetSpend	1,556,369	1,596,150
Intersegment assets	(2,202,282)	(2,218,886)

Total assets	$3,733,581	3,686,568

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of December 31,
(in millions)	2014	2013
United States	$237.9	207.4
Europe	45.5	46.4
Other	7.2	6.2

Totals	$290.6	260.0

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following tables reconcile segment external revenue to revenues by geography for the years ended December 31:

	2014
(in millions)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$778.8	—	508.7	482.7	$1,770.2	72.3
Europe[1]	0.8	304.3	—	—	305.1	12.5
Canada	290.2	—	0.3	—	290.5	11.9
Mexico	16.2	—	—	—	16.2	0.7
Other[1]	16.3	47.9	0.7	—	64.9	2.7

Total	$1,102.3	352.2	509.7	482.7	$2,446.9	100.0

	2013
(in millions)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$712.1	—	533.9	207.9	$1,453.9	70.4
Europe[1]	0.8	293.8	—	—	294.6	14.3
Canada	243.0	—	0.2	—	243.2	11.8
Mexico	16.5	—	—	—	16.5	0.8
Other[1]	14.5	41.0	0.6	—	56.1	2.7

Total	$986.9	334.8	534.7	207.9	$2,064.3	100.0

	2012
(in millions)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$706.7	—	514.4	—	$1,221.1	68.1
Europe[1]	0.8	292.2	—	—	293.0	16.3
Canada	217.3	—	0.2	—	217.5	12.1
Mexico	11.7	—	—	—	11.7	0.7
Other[1]	10.5	39.3	0.5	—	50.3	2.8

Total	$947.0	331.5	515.1	—	$1,793.6	100.0

1	Revenues are impacted by movements in foreign currency exchange rates.

MAJOR CUSTOMER:    For the years ended December 31, 2014, 2013 and 2012, the Company had no major customers.